DEFERRED TAX - Summary of Items with Respect to, Deferred Tax Assets have not been Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Deductible temporary differences	$ 579,034	$ 440,801
Tax losses and credits	1,136,712	1,241,550
Total	$ 1,715,746	$ 1,682,351